                                                                                          Allen R. Reed
                                                                         Allstate Life Insurance Company
                                                                                    Phone: 847.402.7085
                                                                             Email: aree9@allstate.com

VIA EDGAR TRANSMISSION

May 2, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:      Allstate Life Insurance Company
         Allstate Financial Advisors Separate Account I ("Registrant")
         Registration Statement on Form N-4
         File No. 333-121693; 811-09327 ("Registration Statement")
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. The form of Prospectus and Statement of Additional Information that would have been filed under 497(c) under the
Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (847) 402-7085.

Very truly yours,

/s/ ALLEN R. REED

Allen R. Reed
Senior Attorney